Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
13.	SEGMENT REPORTING

We assess our business based upon the nature of operations. Our reportable segments presented are our portfolio segment and our advisory services segment including our real estate operating and development business and our advised funds, which are segments of AmREIT where separate financial information is both available, and revenue and operating performance is evaluated regularly by senior management in deciding how to allocate resources and in assessing performance. However, this operating performance data might not be indicative of what a third party would assess or evaluate for purposes of determining fair value of our segments.

Portfolio Segment

Our portfolio segment consists of our portfolio of single and multi-tenant shopping center projects. This segment consists of 28 properties located in four states. Expenses for this segment include depreciation, interest, minority interest, legal cost directly related to the portfolio of properties and property level expenses. Substantially all of our consolidated assets are in this segment.

Advisory Services Segments

Our advisory services segments consist of our real estate operating and development business, which includes one operating property, as well as our advised funds. The real estate operating and development business is a fully integrated and wholly-owned business consisting of brokers and real estate professionals that provide development, acquisition, brokerage, leasing, and asset and property management services to our portfolio and advised funds. Our advised funds consist of five high net worth investment funds that have sold limited partnership interests to retail investors to develop, own, manage and add value to properties with an average holding period of two to four years and three joint ventures with institutional investors.

Segment results for the three months ended March 31, 2012 and 2011, are as follows (in thousands):

		ADVISORY SERVICES		TOTAL
FOR THE THREE MONTHS ENDED MARCH 31, 2012	PORTFOLIO	REAL ESTATE OPERATING AND DEVELOPMENT	ADVISED FUNDS
Rental income from operating leases	$8,885	$44	$—	$8,929
Advisory services income – related party	—	976	155	1,131

Total revenue	8,885	1,020	155	10,060
General and administrative	407	1,049	28	1,484
Property expense	2,213	—	—	2,213
Legal and professional	197	23	1	221
Real estate commissions	1	85	—	86
Depreciation and amortization	2,221	6	—	2,227

Total expenses	5,039	1,163	29	6,231
Interest expense	(2,634)	—	—	(2,634)
Other income/(expense)	97	1	(36)	62

Income (loss) from continuing operations	$1,309	$(142)	$90	$1,257

		ADVISORY SERVICES		TOTAL
FOR THE THREE MONTHS ENDED MARCH 31, 2011	PORTFOLIO	REAL ESTATE OPERATING AND DEVELOPMENT	ADVISED FUNDS
Rental income from operating leases	$7,406	$44	$—	$7,450
Advisory services income – related party	—	631	370	1,001

Total revenue	7,406	675	370	8,451
General and administrative	392	858	34	1,284
Property expense	1,719	8	—	1,727
Legal and professional	241	14	1	256
Real estate commissions	2	27	—	29
Acquisition costs	40	—	—	40
Depreciation and amortization	1,634	6	—	1,640

Total expenses	4,028	913	35	4,976
Interest expense	(2,203)	—	—	(2,203)
Other income/(expense)	141	21	(159)	3

Income (loss) from continuing operations	$1,316	$(217)	$176	$1,275

17.    Segment Reporting

We assess our business based upon the nature of operations. Our reportable segments presented are our Portfolio, Real Estate Operating and Development business and our advised funds, which are segments of AmREIT where separate financial information is both available, and revenue and operating performance is evaluated regularly by senior management in deciding how to allocate resources and in assessing performance. However, this operating performance data might not be indicative of what a third party would assess or evaluate for purposes of determining fair value of our segments.

Portfolio Segment

Our portfolio segment consists of our portfolio of single and multi-tenant shopping center projects. This segment consists of 28 properties located in four states. Expenses for this segment include depreciation, interest, minority interest, legal cost directly related to the portfolio of properties and property level expenses. Substantially all of our consolidated assets are in this segment.

Advisory Services Segments

Our advisory services segments consist of our real estate operating and development business, which includes one operating property, as well as our advised funds. The real estate operating and development business is a fully integrated and wholly-owned business consisting of brokers and real estate professionals that provide development, acquisition, brokerage, leasing, and asset and property management services to our portfolio and advised funds. Our advised funds consist of five high net worth investment funds that have sold limited partnership interests to retail investors to develop, own, manage and add value to properties with an average holding period of two to four years and three joint ventures with institutional investors.

Segment results for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

		ADVISORY SERVICES
FOR THE YEAR ENDED DECEMBER 31, 2011	PORTFOLIO	REAL ESTATE OPERATING AND DEVELOPMENT	ADVISED FUNDS	TOTAL
Rental income from operating leases	$32,798	$197	$—	$32,995
Advisory services income – related party	147	2,578	1,064	3,789
Lease termination and other income	131	—	—	131

Total revenue	33,076	2,775	1,064	36,915
General and administrative	2,213	3,701	135	6,049
Property expense	7,724	46	—	7,770
Legal and professional	877	65	3	945
Real estate commissions	2	340	—	342
Acquisition costs	229	—	—	229
Depreciation and amortization	8,233	24	—	8,257
Impairment recovery – notes receivable	(1,071)	—	—	(1,071)

Total expenses	18,207	4,176	138	22,521
Interest expense	(9,971)	—	—	(9,971)
Other income/(expense)	(505)	142	(385)	(748)

Income (loss) from continuing operations	$4,393	$(1,259)	$541	$3,675

		ADVISORY SERVICES
FOR THE YEAR ENDED DECEMBER 31, 2010	PORTFOLIO	REAL ESTATE OPERATING AND DEVELOPMENT	ADVISED FUNDS	TOTAL
Rental income from operating leases	$28,959	$196	$—	$29,155
Advisory services income – related party	10	2,714	1,480	4,204
Lease termination and other income	—	15	—	15

Total revenue	28,969	2,925	1,480	33,374
General and administrative	1,995	3,806	143	5,944
Property expense	8,292	22	—	8,314
Legal and professional	1,169	(13)	9	1,165
Real estate commissions	9	182	—	191
Acquisition costs	12	—	—	12
Depreciation and amortization	6,594	40	—	6,634
Impairment – properties	864	1,404	—	2,268
Impairment – notes receivable	1,800	—	—	1,800

Total expenses	20,735	5,441	152	26,328
Interest expense	(9,541)	—	—	(9,541)
Other income/(expense)	2,496	1,156	(1,234)	2,418

Income (loss) from continuing operations	$1,189	$(1,360)	$94	$(77)

		ADVISORY SERVICES
FOR THE YEAR ENDED DECEMBER 31, 2009	PORTFOLIO	REAL ESTATE OPERATING AND DEVELOPMENT	ADVISED FUNDS	TOTAL
Rental income from operating leases	$29,178	$189	$—	$29,367
Advisory services income – related party	(6)	3,060	1,530	4,584
Lease termination and other income	1,065	—	—	1,065

Total revenue	30,237	3,249	1,530	35,016
General and administrative	1,579	4,604	137	6,320
Property expense	8,188	18	—	8,206
Legal and professional	1,067	565	35	1,667
Real estate commissions	1	156	—	157
Depreciation and amortization	7,305	45	—	7,350
Impairment – properties	441	—	—	441

Total expenses	18,581	5,388	172	24,141
Interest expense	(9,146)	—	—	(9,146)
Other income/(expense)	395	1,264	(765)	894

Income (loss) from continuing operations	$2,905	$(875)	$593	$2,623